Note 13 - Financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Assets At Fair Value Through Other Comprehensive Income Abstract
Debt Instruments At Fair Value Through Other Comprehensive Income	€ 53,737	€ 66,273	€ 74,739
Impairment Losses Of Debt Instruments At Fair Value Through Other Comprehensive Income	(28)	(21)	(159)
Net Debt Instruments At Fair Value Through Other Comprehensive Income	53,709	66,251	74,580
Equity instruments At Fair Value Through Other Comprehensive Income	2,595	4,488	4,814
Impairment Losses Of Equity instruments At Fair Value Through Other Comprehensive Income	0	(1,264)	(174)
Net Equity instruments At Fair Value Through Other Comprehensive Income	2,595	3,224	4,641
Loans and advances at fair value through other comprehensive income	33	0	0
Total Financial Assets At Fair Value Through Other Comprehensive Income	€ 56,337	€ 69,476	€ 79,221